Document And Entity Information	Feb. 10, 2026
Document Information Line Items
Entity Central Index Key	0001850733
Document Type	S-1
Entity Registrant Name	Fortress Value Acquisition Corp. V
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false